Events Subsequent to the Balance Sheet Date (Details) - Subsequent Event [Member] $ in Millions	1 Months Ended
Jan. 31, 2022 USD ($)
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Amount of grants expenditure	$ 4.8
Expects to receive an IIA grant and not expenses associated	$ 1.0